Pensions And Other Postemployment Benefits (Accumulated Other Comprehensive Loss Expected To Be Recognized As Components Of Net Periodic Benefit Cost) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	$ 6
Amortization of prior service cost	(11)
Total	(5)
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	14
Total	14
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial losses	8
Total	$ 8